Segment information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information
27. Segment information
Description of segments and principal activities
The Company operates its business through two reportable segments based on US geographic regions: the Florida and Mid Atlantic business segments. Each region has a regional president who is a member of the Executive Committee and reports directly to the Company’s CEO, who is the chief operating decision maker (CODM). The core business activities of the two regions are substantially the same and encompass the manufacture, distribution, and sale of a comprehensive range of cement, aggregates, ready-mix concrete, concrete block, and fly ash.
In addition, the Company’s operations include (1) the STET segment, a nonreportable operating segment that develops, manufactures, sells, and services triboelectrostatic separators and related equipment used to beneficiate fly ash, industrial minerals, and food and feed organics and (2) certain income and expense items managed on a total Company level which are not allocated to the operating segment measure of profit and loss, including: unallocated corporate costs, fair value loss on sale of accounts receivable, finance cost, finance income, foreign exchange gain/loss, derivative financial instrument gain/loss, and income taxes.
The CODM evaluates segment performance based on earnings before interest, taxes, depreciation, amortization & impairment (segment adjusted EBITDA). The segment adjusted EBITDA calculation includes the operating profit plus depreciation, amortization and impairment of tangible and intangible assets. This measure excludes the unallocated corporate costs summarized above. The CODM also receives information about the segments’ external revenue, capital spending, and depreciation and amortization on a regular basis.
Information about segment adjusted EBITDA, revenue, depreciation, depletion and amortization and capital spending follows:
Segment adjusted EBITDA

	Year Ended December 31
	2024	2023	2022
Florida business segment	249,665	221,227	130,520
Mid-Atlantic business segment	134,792	118,260	72,753
Subtotal reportable segments	$384,457	$339,487	$203,273
STET segment	(6,070)	(6,371)	(5,119)
Unallocated corporate (1)	(19,803)	(4,743)	(5,057)
Finance cost, net	(26,175)	(22,244)	(19,078)
Depreciation, depletion and amortization	(99,941)	(91,079)	(87,728)
Loss on disposal of fixed assets	(2,411)	(3,852)	(1,186)
Asset impairment recovery/(loss)	—	609	(525)
Foreign exchange gain/(loss), net	20,846	(11,981)	19,990
Derivative financial instrument (loss)/gain, net	(22,441)	10,967	(18,534)
Fair value loss on sale of accounts receivable, net	(4,620)	(6,113)	(3,041)
Share-based compensation	(3,841)	(3,173)	(2,402)
Other	3,617	871	(901)
Income before income taxes	$223,618	$202,378	$79,692

(1)     Unallocated corporate include IPO transaction costs incurred during 2024, which primarily consist of consulting, legal and accounting fees.
27. Segment information (continued)
Segment external revenue
External revenue are transactions with external customers for each of the business segments.

	Year Ended December 31
	2024	2023	2022
Florida business segment	$997,575	$969,932	$808,558
Mid-Atlantic business segment	634,946	619,683	553,335
STET segment	1,872	1,986	2,253
Total External Revenue	$1,634,393	$1,591,601	$1,364,146
Segment depreciation, depletion and amortization
Depreciation, depletion and amortization per segment is as follows:

	Year Ended December 31
	2024	2023	2022
Florida business segment	$60,296	$57,000	$55,655
Mid-Atlantic business segment	38,954	33,472	31,490
STET segment	675	591	576
Corporate	16	16	7
Total depreciation, depletion and amortization	$99,941	$91,079	$87,728
Segment capital spending
Capital spending is investment in property, plant, equipment and intangible assets (e.g. software), excluding additions to quarries.

	Year Ended December 31
	2024	2023	2022
Florida business segment	$70,445	$74,458	$85,725
Mid-Atlantic business segment	58,819	41,970	40,683
STET segment	59	83	72
Corporate	1,183	349	4,233
Total Capital Spending	$130,506	$116,860	$130,713